UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      West Creek Capital, LLC
           -----------------------------------------------------
Address:   1919 Pennsylvania Avenue, NW
           Suite 725
           Washington, DC 20006
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jacqueline Manger
        -------------------------
Title:  VP, Chief Operating Officer
        ---------------------------
Phone:  (202) 466-5917
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jacqueline Manger             Washington, DC                    2/06/2008
------------------------          --------------                   ----------
  [Signature]                      [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           30
                                         -----------
Form 13F Information Table Value Total:     $114,721
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
2020 CHINACAP ACQUIRCO UNIT EX COM              90212G208     2171   268000 SH       SOLE                   268000
ACETO CORP COM                 COM              004446100     6505   813164 SH       SOLE                   813164
ACME COMMUNICATION INC COM     COM              004631107     4432  1623295 SH       SOLE                  1623295
ADVANCED TECH ACQU CRP UNIT EX COM              007556202     2197   274600 SH       SOLE                   274600
ALTERNATIVE ASSET MGMT UNIT EX COM              02149U200      738    71000 SH       SOLE                    71000
ALYST ACQUISTION CORP UNIT EX  COM              02263A204     1303   169000 SH       SOLE                   169000
APEX BIO ACQ CORP UNIT         COM              03753Q204     2408   308700 SH       SOLE                   308700
BELO CORP COM SER A            COM              080555105    18799  1077900 SH       SOLE                  1077900
CAPITAL SR LIVING CORP COM     COM              140475104    16947  1706650 SH       SOLE                  1706650
CBS CORP NEW CL B              COM              124857202    11355   416700 SH       SOLE                   416700
CHINACAST EDU CORP COM         COM              16946T109     2700   394687 SH       SOLE                   394687
CHINACAST EDU CORP WT          COM              16946T117      422   185000 SH       SOLE                   185000
CITADEL BROADCASTING COM       COM              17285T106     1931   937192 SH       SOLE                   937192
CMS BANCORP INC COM            COM              12600U102     2008   193979 SH       SOLE                   193979
GREAT LAKE DREDGE DCK COM      COM              390607109     8942  1025441 SH       SOLE                  1025441
GRUBB&ELLIS RLTY ADVIS COM     COM              400096103     1487   250000 SH       SOLE                   250000
HARBOR ACQUISITION CP COM      COM              41145X107      850   149148 SH       SOLE                   149148
HICKS ACQST CO I INC UNIT EX   COM              429086408      110    11000 SH       SOLE                    11000
JK ACQUISITION CORP COM        COM              47759H106      168    30000 SH       SOLE                    30000
KAPSTONE PAPER & PACK COM      COM              48562P103    16888  2412639 SH       SOLE                  2412639
KAPSTONE PAPER & PACK WT EX 08 COM              48562P111     1224   611950 SH       SOLE                   611950
KBL HEALTHCARE ACP III UNIT    COM              48241N206      692    90300 SH       SOLE                    90300
LEARNING TREE INTL INC COM     COM              522015106     1783    77670 SH       SOLE                    77670
ONVIA COM INC COM              COM              68338T403     5623   654572 SH       SOLE                   654572
PROLIANCE INTL INC COM         COM              74340R104      224   124696 SH       SOLE                   124696
RENAISSANCE ACQ CORP UNIT      COM              75966C206      311    50000 SH       SOLE                    50000
SEANERGY MARITIME CORP UNIT EX COM              Y73760202      107    10000 SH       SOLE                    10000
STONELEIGH PARTNERS CP UNIT    COM              861923209      171    21000 SH       SOLE                    21000
UNION STREET ACQ CORP UNIT EX  COM              908536204      247    30500 SH       SOLE                    30500
UNITED REFNG ENRG CORP UNIT EX COM              911360204     1978   200000 SH       SOLE                   200000